OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
8.	OTHER INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,608	$3,640	$9,968
Trademarks and trade names (2)	5,428	1	5,427
Purchased customer relationships (3)	9,465	3,142	6,323
Customer backlog (4)	140	140	—
Non-compete agreements (5)	300	11	289
	$28,941	$6,934	$22,007

(1)	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with a cost of $410,000 that is expected to be fully amortized in December 2021.
(2)	Includes a trade name obtained in the acquisition of CTS (see Note 3) with a cost of $90,000 that is expected to be fully amortized in December 2013.
(3)	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
(4)	Includes customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.
(5)	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with a cost of $140,000 that is expected to be fully amortized in December 2016.

Intangible assets as of December 31, 2010 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents	$12,972	$2,497	$10,475
Trademarks and trade names	5,332	—	5,332
Purchased customer relationships	7,753	2,648	5,105
Non-compete agreements	267	267	—
	$26,324	$5,412	$20,912

Except for the trade name obtained in the acquisition of CTS, trademarks and trade names have indefinite lives and therefore, they are not amortized. Trademarks can be renewed without substantial cost. On average, these non-amortized trademarks renew in approximately 3 years. If trademark and trade names are not renewed, then expected future cash flows associated with trademarks and trade names could be adversely affected.

Amortization of intangible assets was $1.8 million and $1.8 million for the years ended December 31, 2011 and 2010, respectively.

During 2011, we capitalized $5,000 and $175,000 of costs paid to third parties to create or defend trademarks and patents, respectively. We expect the patent-related costs to be amortized over approximately 20 years.

We do not consider any intangible assets to have residual value.

The future amortization expense relating to intangible assets for the next five years and beyond is estimated at December 31, 2011 to be (all amounts in thousands):

Year Ending December 31,
2012	$2,163
2013	2,162
2014	2,118
2015	2,118
2016	2,106
Thereafter	6,002
$16,669